LONG-TERM DEBT - Senior Notes (Details) - USD ($)		12 Months Ended
	Jul. 15, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Finance Corp.
Debt Instrument [Line Items]
Cumulative percentage ownership in subsidiary	100.00%
5.5% Senior Notes
Debt Instrument [Line Items]
Senior unsecured notes		$ 300,000,000	$ 0
5.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Stated interest rate		5.50%	5.50%
5.5% Senior Notes | Summit Holdings and Finance Corporation | Senior Notes
Debt Instrument [Line Items]
Senior unsecured notes	$ 300,000,000.0
Stated interest rate	5.50%
Maximum percent of aggregate principal amount redeemable		35.00%
Events of default, period of payment default		30 days
Events of default, failure to comply with covenants, period after notice		180 days
Events of default, failure to comply with other agreements in the indenture, period after notice		30 days
Events of default, failure to pay final judgments, in excess of 20.0 million		$ 20,000,000.0
Declaration of immediate payment, holding percent of principal amount required		25.00%
Debt defaults		$ 0
7.5% Senior Notes
Debt Instrument [Line Items]
Senior unsecured notes		$ 300,000,000	$ 300,000,000
7.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Stated interest rate		7.50%	7.50%
7.5% Senior Notes | Summit Holdings and Finance Corporation | Senior Notes
Debt Instrument [Line Items]
Senior unsecured notes				$ 300,000,000.0
Stated interest rate				7.50%
Maximum percent of aggregate principal amount redeemable		35.00%
Debt issuance costs				$ 7,400,000
Events of default, period of payment default		30 days
Events of default, failure to comply with covenants, period after notice		180 days
Events of default, failure to comply with other agreements in the indenture, period after notice		30 days
Events of default, failure to pay final judgments, in excess of 20.0 million		$ 20,000,000
Declaration of immediate payment, holding percent of principal amount required		25.00%
Debt defaults		$ 0
Prior to August 15, 2017 | 5.5% Senior Notes | Summit Holdings and Finance Corporation | Senior Notes
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount		105.50%
August 15, 2017 - August 15, 2020 | 5.5% Senior Notes | Summit Holdings and Finance Corporation | Senior Notes
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount		104.125%
August 15, 2020 | 5.5% Senior Notes | Summit Holdings and Finance Corporation | Senior Notes
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount		100.00%
Prior to July 1, 2016 | 7.5% Senior Notes | Summit Holdings and Finance Corporation | Senior Notes
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount		107.50%
July 1, 2016 - June 30, 2019 | 7.5% Senior Notes | Summit Holdings and Finance Corporation | Senior Notes
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount		105.625%
July 1, 2019 | 7.5% Senior Notes | Summit Holdings and Finance Corporation | Senior Notes
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount		100.00%
Other noncurrent assets | 5.5% Senior Notes | Summit Holdings and Finance Corporation | Senior Notes
Debt Instrument [Line Items]
Debt issuance costs	$ 5,100,000